LEASES (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 01, 2021	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating lease term	3 years			12 months	12 months
Operating lease payments	$ 29,250		$ 42,816	$ 335,607	$ 372,473	$ 350,608
Operating lease term	12 months
Operating lease right of use of assets		(0)		(0)	60,357	415,285
Operating lease liability		$ 0		$ 0	$ 62,323	$ 427,061